Employees' Leaving Entitlement - Summary of Assumptions Used in Determining Present Value of Defined Benefit Obligation Related to Employee Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual rate	3.37%	3.18%
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual rate	2.00%	2.00%
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual rate	2.00%	2.00%
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual rate	3.00%	3.00%
Actuarial assumption of mortality rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial Assumption	RG48 mortality tables published by the General State Accounting	RG48 mortality tables published by the General State Accounting
Actuarial assumption of inability rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial Assumption	National Institute for Social Security tables, by age and sex	National Institute for Social Security tables, by age and sex
Actuarial assumption of retirement age [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial Assumption	100% upon achievement of AGO requisites	100% upon achievement of AGO requisites
Actuarial assumption frequency of turnover [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual rate	2.00%	2.00%
Actuarial assumption frequency of defined benefit obligation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual rate	2.00%	2.00%